Real Estate Acquisitions, Dispositions And Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Real Estate Acquisitions, Dispositions And Discontinued Operations [Abstract]
Real Estate Acquisitions, Dispositions And Discontinued Operations
3.	REAL ESTATE ACQUISITIONS, DISPOSITIONS AND DISCONTINUED OPERATIONS

The Market at Lake Houston – On February 25, 2011, we completed the acquisition of The Market at Lake Houston, a 101,791 square foot grocery-anchored neighborhood shopping center situated on 13.86 acres in Atascocita, Texas, a northern suburb of Houston. The property was completed in 2002 and was 100% leased on the acquisition date. The anchor tenant is H-E-B, a regional supermarket, and other major tenants include Five Guys Burgers, Payless ShoeSource and Subway. We acquired the property for $20.1 million, of which $4.4 million was paid using cash on deposit with a qualified intermediary. The balance was paid through our assumption of $15.7 million of mortgage debt. The property was owned by two of our advised funds, and we completed the acquisition pursuant to an independent appraisal process.

Brookwood Village – On May 10, 2011, we completed the acquisition of Brookwood Village, a 28,774 square foot pharmacy-anchored, neighborhood shopping center located in the Buckhead District of Atlanta, Georgia. The property was renovated in 2000 and was 96% leased on the acquisition date. The anchor tenant is CVS/pharmacy and other tenants include Sprint, FedEx/Kinko’s and Subway. We acquired the property for $10.6 million in cash using proceeds from our Facility.

Alpharetta Commons – On July 29, 2011, we completed the acquisition of Alpharetta Commons, a 94,544 square foot grocery-anchored neighborhood shopping center located in the Alpharetta submarket of Atlanta, Georgia. The property was built in 1997 and was 100% leased on the acquisition date. The anchor tenant is Publix, a regional supermarket, with the remaining tenants comprised primarily of local and regional convenience retailers. We acquired the property for $18.8 million using cash on hand, $5.4 million from borrowings on our Facility and a loan of $12.5 million.

Pro Forma Results

Included in our consolidated statements of operations for the three months ended March 31, 2012 are revenues of $1.2 million and net loss of $96,000 related to the operations of The Market at Lake Houston, Brookwood Village and Alpharetta Commons since their respective dates of acquisition. The table below presents our pro forma results of operations for the three months ended March 31, 2011, assuming that we acquired the above properties on January 1, 2011 (in thousands):

	HISTORICAL RESULTS	PRO FORMA ADJUSTMENTS TO HISTORICAL RESULTS			PRO FORMA RESULTS
		MARKET AT LAKE HOUSTON	BROOKWOOD VILLAGE	ALPHARETTA COMMONS
Total revenues	$8,451	$315	$233	$377	$9,376
Net income (loss)	$1,336	$(26)	$53	$8	$1,371

Dispositions and Discontinued Operations

Our properties generally have operations and cash flows that can be clearly distinguished from the rest of the Company. The operations and gains on sales reported in discontinued operations include those properties that have been sold and for which operations and cash flows have been clearly distinguished. The operations of these properties have been eliminated from ongoing operations, and we will not have continuing involvement after disposition. Prior period operating activity related to such properties and business has been reclassified as discontinued operations in the accompanying statements of operations.

We did not dispose of any of our properties during the three months ended March 31, 2012. During 2011, we sold two non-core, single-tenant properties to a third party. The following table is a summary of our discontinued operations for the three months ended March 31, 2012, and 2011 (in thousands, except for per share data):

	THREE MONTHS ENDED MARCH 31,
	2012	2011
Revenues:
Rental income from operating leases	$—	$83

Total revenues	—	83
Expenses:
Property expense	—	1
Legal and professional	—	18
Depreciation and amortization	—	7

Total expenses	—	26

Operating income	—	57
Other income (expense):
Interest and other income	—	4

Income from discontinued operations, net of tax	$—	$61

Basic and diluted income from discontinued operations per share	$—	$—

4.    Real Estate Acquisitions, Dispositions and Discontinued Operations

Acquisitions – 2011

The Market at Lake Houston – On February 25, 2011, we completed the acquisition of The Market at Lake Houston, a 101,791 square foot grocery-anchored neighborhood shopping center situated on 13.86 acres in Atascocita, Texas, a northern suburb of Houston. The property was completed in 2002 and was 100% leased on the acquisition date. The anchor tenant is H-E-B, a regional supermarket, and other major tenants include Five Guys Burgers, Payless ShoeSource and Subway. We acquired the property for $20.1 million, of which $4.4 million was paid using cash on deposit with a qualified intermediary. The balance was paid through our assumption of $15.7 million of mortgage debt. The property was owned by two of our advised funds, and we completed the acquisition pursuant to an independent appraisal process.

Brookwood Village – On May 10, 2011, we completed the acquisition of Brookwood Village, a 28,774 square foot pharmacy-anchored, neighborhood shopping center located in the Buckhead District of Atlanta, Georgia. The property was renovated in 2000 and was 96% leased on the acquisition date. The anchor tenant is CVS/pharmacy and other tenants include Sprint, FedEx/Kinko’s and Subway. We acquired the property for $10.6 million in cash using proceeds from our Facility.

Alpharetta Commons – On July 29, 2011, we completed the acquisition of Alpharetta Commons, a 94,544 square foot grocery-anchored neighborhood shopping center located in the Alpharetta submarket of Atlanta, Georgia. The property was built in 1997 and was 100% leased on the acquisition date. The anchor tenant is Publix, a regional supermarket, with the remaining tenants comprised primarily of local and regional convenience retailers. We acquired the property for $18.8 million using cash on hand, $5.4 million from borrowings on our Facility and a loan of $12.5 million.

The table below details the total cash paid as reported on our consolidated statements of cash flows and the corresponding values assigned to the assets and liabilities acquired related to our acquisitions of investment real estate during 2011 (in thousands):

	MARKET AT LAKE HOUSTON	BROOKWOOD VILLAGE	ALPHARETTA COMMONS	TOTAL
Assets:
Land	$3,740	$3,356	$4,663	$11,759
Buildings	13,021	6,037	12,475	31,533
Tenant improvements	330	158	426	914
Acquired lease intangibles, net	3,417	1,086	1,886	6,389
Accounts receivable – related party	60	—	—	60
Deferred costs, net	42	—	140	182
Other assets	221	—	161	382
Liabilities:
Notes payable	(16,010)	—	(12,500)	(28,510)
Accounts payable and other liabilities	(59)	(85)	(161)	(305)
Acquired below-market lease intangibles, net	(73)	(37)	(700)	(810)

Net cash paid for the acquisition of investment properties	$4,689	$10,515	$6,390	$21,594

Included in our consolidated statements of operations are total revenues of $3.2 million and net loss of $788,000 related to the operations of The Market at Lake Houston, Brookwood Village and Alpharetta Commons beginning on the respective dates of acquisition. The table below presents our pro forma results of operations for the year ended December 31, 2011, assuming that we acquired all properties on January 1, 2010 (in thousands):

	2011 HISTORICAL RESULTS	PRO FORMA ADJUSTMENTS TO HISTORICAL RESULTS			2011 PRO FORMA RESULTS
		MARKET AT LAKE HOUSTON	BROOKWOOD VILLAGE	ALPHARETTA COMMONS
Total revenues	$36,915	$315	$350	$917	$38,497
Net income available to stockholders	$4,240	$(26)	$45	$(92)	$4,167

The table below presents our pro forma results of operations for the year ended December 31, 2010, assuming that we acquired all properties on January 1, 2010 (in thousands):

	2010 HISTORICAL RESULTS	PRO FORMA ADJUSTMENTS TO HISTORICAL RESULTS			2010 PRO FORMA RESULTS
		MARKET AT LAKE HOUSTON	BROOKWOOD VILLAGE	ALPHARETTA COMMONS
Total revenues	$33,374	$1,495	$645	$1,216	$36,730
Net income available to stockholders	$6,132	$(318)	$(260)	$(335)	$5,219

Acquisitions – 2010

500 Lamar – On December 9, 2010, we completed the acquisition of 500 Lamar, a 12,795 square foot neighborhood shopping center in Austin, Texas. The property consists of local boutique tenants with spaces ranging from 1,000 to 2,500 square feet and was 100% occupied at the time of purchase. We acquired the property for $4.6 million using cash on deposit with a qualified intermediary and the assumption of a $1.8 million loan.

Acquisitions – 2009

There were no real estate acquisitions or dispositions during 2009, except for the acquisition of REITPlus’s net assets in conjunction with the merger as described in Note 14.

Dispositions and Discontinued Operations

On July 6, 2011, we sold two non-core, single-tenant assets to a third party, which generated total proceeds of $2.4 million and resulted in a gain of $417,000, net of tax.

During 2010, we sold 21 non-core, single tenant assets to third parties, which generated net proceeds of $19.5 million and resulted in total gains of $6.6 million. In conjunction with the sales, we extinguished outstanding debt in the amount of $17.4 million that was secured by the properties. Of these net proceeds, $12.8 million were deposited with a qualified intermediary to be used for the future acquisition of properties in accordance with section 1031 of the Internal Revenue Code.

During 2009, we ceased our general contracting operations and the fund-raising business as part of our REITPlus merger. See Note 14.

The following table is a summary of our discontinued operations for the years ended December 31, 2011, 2010, and 2009 (in thousands, except for per share data):

	FOR THE YEARS ENDED DECEMBER 31,
	2011	2010	2009
Revenues:
Rental income from operating leases	$201	$642	$816
Earned income from direct financing leases	—	1,405	2,240
Advisory services income – related party	—	—	1,002

Total revenues	201	2,047	4,058
Expenses:
General and administrative	(5)	(63)	47
Property expense	2	5	51
Construction costs	—	3	981
Legal and professional	42	23	125
Depreciation and amortization	13	51	77
Impairment – properties	—	1,219	—

Total expenses	52	1,238	1,281

Operating income	149	809	2,777
Other income (expense):
Gain on sale of real estate acquired for investment	—	1,216	—
Interest and other income	4	19	—
Income tax benefit (expense)	(5)	(462)	(669)
Interest expense	—	(926)	(1,373)

Income from discontinued operations, net of tax	148	656	735
Gain on sale of real estate acquired for resale, net of tax	$417	$5,726	$1,897

Income from discontinued operations	$565	$6,382	$2,632

Basic and diluted income from discontinued operations per share	$0.05	$0.56	$0.77

In July 2010, the general partner of AmREIT Woodlake, L.P. entered into a joint venture agreement with a third party whereby we and MIG IV sold 90% of our interest in the property to a new partner. Prior to the sale we held a 10% interest in the property, and we now hold a 1% interest in the property as a result of this transaction. The sale of a portion of our investment in AmREIT Woodlake, L.P did not meet the criteria for reporting as discontinued operations. See Note 5.